Accrued expense and other payables (Details)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Accrued expenses and other payables [Abstract]
Payroll and welfare payable	$ 2,717,341	17,079,846	13,256,796
VAT and other tax payables	5,196,008	32,659,507	29,906,387
Other payables and accruals	1,177,796	7,403,036	6,142,648
Purchase fixed assets payables	1,081,910	6,800,347	37,639,864
Total	$ 10,173,055	63,942,736	86,945,695